Notes Payable (Details) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2024 USD ($)	Jun. 06, 2024 USD ($)	Dec. 28, 2023
Notes Payable [Line Items]
Notes Payable | ¥	¥ 6,060
Interest rate percentage							3.00%
Accrued interest (in Dollars) | $						$ 27,342,000
Repaid notes payable	6,060	$ 864,000
MMTEC, Inc [Member]
Notes Payable [Line Items]
Notes Payable | ¥	¥ 1,067,633
Alpha Mind [Member]
Notes Payable [Line Items]
Interest rate percentage	3.00%				3.00%
Alpha Mind [Member] | MMTEC, Inc [Member]
Notes Payable [Line Items]
Notes Payable	¥ 1,073,693				$ 153,000,000
Alpha Mind [Member] | Burgeon Capital, Inc [Member]
Notes Payable [Line Items]
Notes Payable	¥ 189,475				$ 27,000,000
Alpha Mind Technology Limited [Member]
Notes Payable [Line Items]
Acquisition of issued and outstanding shares	100.00%				100.00%
Class A Ordinary Shares [Member]
Notes Payable [Line Items]
Accrued interest (in Dollars) | $						$ 27,342